TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax provision	$ 1,973	$ 460,040	$ 300,034
Income tax provision	1,973	460,040	300,034
Deferred tax provision	0	0	0
Cayman [Member]
Current tax provision	0	0	0
Deferred tax provision	0	0	0
BVI [Member]
Current tax provision	0	0	0
Deferred tax provision	0	0	0
Hong Kong [Member]
Current tax provision	0	0	0
Deferred tax provision	0	0	0
PRC [Member]
Current tax provision	1,973	460,040	300,034
Deferred tax provision	$ 0	$ 0	$ 0